Trade and other payables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade and other payables
2 2 .	Trade and other payables

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

Current
Trade payables	2,953,479	3,406,398	526,385
Bills payables (i)	2,764,013	3,348,163	517,386
Other payables	543,970	533,705	82,473
Accrued expenses	203,133	233,053	36,013
Accrued staff costs	653,854	714,701	110,442
Refund liabilities	757,655	1,031,562	159,406
Dividend payable	47,480	49,468	7,644
Amount due to:
- associates and joint ventures (trade)	258,964	467,351	72,219
- associates and joint ventures (non-trade)	81	205	32
- related parties (trade)	221,413	238,622	36,874
- related parties (non-trade)	4,016	1,841	284

Financial liabilities carried at amortized cost (Note 31, Note 3 4 )	8,408,058	10,025,069	1,549,158

Deferred grants (Note 2 7 )	19,952	23,468	3,626
Advance from customers	383	320	50
Other tax payable	39,698	62,111	9,598

Total trade and other payables (current)	8,468,091	10,110,968	1,562,432

(i)
As of December 31, 2020, the bills payables include bills payable to joint ventures, associates and other related parties amounted to
RMB 105.6 million (US$16.3 million)
(2019: RMB 125.0 million),
RMB 12.9 million (US$2.0 million)
(2019: RMB 10.1 million) and
RMB 249.0 million (US$38.5 million)
(
2019: RMB 232.6 million) respectivel
y
.

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

Non-current
Other payables (i) (Note 31, Note 34 )	176,302	191,563	29,602

(i)	This relates to accrual for bonus that is not expected to be settled within next 12 months.
Terms and conditions of the above financial liabilities:

•	Trade payables are non-interest bearing and are normally settled on 60-day terms.

•	Other payables (current) are non-interest bearing and have an average term of three months.

•	For terms and conditions relating to related parties, refer to Note 2 8 .